ACCOUNT RECEIVABLE (Tables)	6 Months Ended
Mar. 31, 2026
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of
	March 31,	September 30,
	2026	2025
	$	$
Accounts receivable, gross	536,481	-
Less: allowance for credit loss	(3,541)	-
Total, net	532,940	-

Schedule of Changes of Allowance for Doubtful Accounts	Changes of allowance for credit loss as follow:
	As of
	March 31,	September 30,
	2026	2025
	$	$
Beginning balance	-	-
Additional allowance of credit loss	3,541	-
Ending balance	3,541	-